CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2020		Jun. 30, 2019		Jun. 30, 2020		Jun. 30, 2019		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Net revenues	$ 379		$ 104,267		$ 105,607		$ 201,692		$ 424,385		$ 331,993		$ 248,435
Operating expenses:
Video gaming expenses	0		66,082		67,980		127,703		271,999		210,507		157,010
General and administrative	10,451		17,476		33,919		33,600		75,028		58,157		45,364
Depreciation and amortization of property and equipment	5,071		6,100		9,938		12,141		26,398		20,782		16,768
Amortization of route and customer acquisition costs and location contracts acquired	5,565		4,624		11,130		8,927		17,975		14,681		9,792
Other expenses, net	3,132		730		4,336		1,346		19,649		2,997		1,331
Total operating expenses	24,219		95,012		127,303		183,717		411,049		307,124		230,265
Operating income	(23,840)		9,255		(21,696)		17,975		13,336		24,869		18,170
Interest expense	2,489		3,156		6,738		6,203		12,860		9,644		8,105
Loss on debt extinguishment									1,141		0		0
(Loss) income before income tax expense	(26,329)		6,099		(28,434)		11,772		(665)		15,225		10,065
Income tax expense	(5,055)		1,771		(5,194)		3,449		5,199		4,422		1,754
Net (loss) income	$ (21,274)		$ 4,328		$ (23,240)		$ 8,323		$ (5,864)		$ 10,803		$ 8,311
Net (loss) income per common share:
Net (loss) income per common share - basic (in usd per share)	$ (0.27)	[1]	$ 0.07	[1]	$ (0.30)	[1]	$ 0.14	[1]	$ (0.09)	[2]	$ 0.19	[2]	$ 0.15	[2]
Net (loss) income per common share - diluted (in usd per share)	$ (0.27)	[1]	$ 0.07	[1]	$ (0.30)	[1]	$ 0.13	[1]	$ (0.09)	[2]	$ 0.17	[2]	$ 0.14	[2]
Weighted average number of shares outstanding:
Weighted average number of shares outstanding - basic (in shares)	78,317	[1]	58,605	[1]	78,161	[1]	57,896	[1]	61,850	[2]	57,621	[2]	56,321	[2]
Weighted average number of shares outstanding - diluted (in shares)	78,317	[1]	61,904	[1]	78,161	[1]	61,742	[1]	61,850	[2]	62,182	[2]	59,408	[2]
Net video gaming
Net revenues	$ 0		$ 100,994		$ 101,575		$ 195,169		$ 410,636		$ 321,711		$ 240,235
Amusement
Net revenues	260		1,348		1,952		2,786		5,912		4,199		3,422
ATM fees and other revenue
Net revenues	$ 119		$ 1,925		$ 2,080		$ 3,737		$ 7,837		$ 6,083		$ 4,778

[1]	Per share and share amounts for 2019 have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1.
[2]	Per share and share amounts have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 3.